Taxes on Income (Details) - Schedule of deferred tax assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Operating loss carry forward	$ 9,730,590	$ 8,963,906
Temporary differences	136,070	186,789
Gross deferred tax assets	9,866,660	9,150,695
Deferred tax liability
Beneficial conversion feature	(99,790)	(99,790)
Total deferred tax, net	9,766,870	9,050,905
Valuation allowance	(9,766,870)	(9,050,905)
Net deferred tax assets